Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 8,341	$ 9,987
Due to container investors, net	14,879	16,132
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	7,412	7,348
Prepaid expenses and other current assets	57	89
Accounts payable and accrued expenses	(931)	(1,292)
Due from to related party	$ 6,538	$ 6,145